Chapman and Cutler LLP                                  111 West Monroe Street
                                                        Chicago, Illinois  60603

                                 March 18, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549
Attn:  Stephanie D. Hui

                                  Re: FT 5415
                  Structured Portfolio Plan Defined Portfolio,
                               April 2015 Series
                                 (the "Trust")
                  --------------------------------------------


Dear Ms. Hui:


      Included herewith please find a copy of the Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on March 18, 2015. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will consist of the portfolio listed above. The portfolio will be selected through application of an objective investment strategy which will be accompanied by hypothetical past performance information. The majority of the objective investment strategy has previously been reviewed by the staff of the Commission. See FT 4020 (File No. 333-185904), declared effective by the Commission on February 21, 2013 after the language in the Trust's prospectus was modified to conform with comments received from the staff of the Commission regarding a previous series of FT 4020. The objective investment strategy employed by the Trust differs from that previously approved by the staff of the Commission in that a new criteria, "three month average trading volume is greater than $250,000," has been added as Step 1(d) of the Growth Strategy Component and as Step 2(e) of the Value Strategy Component, both of which appear on page 12 of the preliminary prospectus included in this amendment to the Registration Statement.

      We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about April 29, 2015, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for the investment strategy by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on April 29, 3015.

      Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well. In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).


                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By  /s/ Brian D. Free
                                                  _________________
                                                  Brian D. Free


cc:      Eric F. Fess
W. Scott Jardine

Enclosure